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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th JUNE, 1999.

If amended report check here: |_|

SKANDIA ASSET MANAGEMENT (NEW YORK), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


ONE EXCHANGE PLACE                     NEW YORK           NY       10006-3008
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


JANET L. EARLY      212-422-3119        VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 31st day of MARCH, 1999.

                                                  JANET L. EARLY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               63

Form 13F Information Table Value Total:    3,007,740,619

                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 6/30/99


                                                        Item 3:         Item 4:              Item 5:
           Item 1:                    Item 2:            CUSIP        Fair Market          Shares of
        Name of Issuer             Title of Class        Number          Value           Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
AT&T CORP                              COMMON            001957109      56119469              1005500
ALBERTSONS INC                         COMMON            013104104       5089219                98700
AMERICA ONLINE  INC DEL                COMMON            02364J104       2354000                21400
AMERICAN INTL GROUP INC                COMMON            026874107      92328161               787447
ANADARKO PETE CORP                     COMMON            032511107      48043773              1305094
APOLLO GROUP INC                       COMMON            037604105      13047500               491200
AUTOMATIC DATA PROCESS                 COMMON            053015103      51741008              1175932
BARNES & NOBLE INC                     COMMON            067774109      25200056               920550
BAXTER INTERNATIONAL                   COMMON            071813109       4607500                76000
BED BATH & BEYOND INC                  COMMON            075896100     105884625              2750250
BLYTH INDS INC                         COMMON            09643P108       8623250               253625
CARDINAL HEALTH INC                    COMMON            14149Y108      20669091               322325
CARNIVAL CORP                          COMMON            143658102      33412863               688925
CISCO SYS INC                          COMMON            17275R102     281058590              4361724
CITIGROUP INC                          COMMON            172967101     133639445              2813462
COMCAST CORP                           COMMON            200300200      27982500               728000
COMPAQ COMPUTER CORP                   COMMON            204493100       2660106               112300
COMPUTER SCIENCES CORP                 COMMON            205363104        719550                10400
COMPUWARE CORP                         COMMON            205638109       2325494                73100
DELL COMPUTER CORP                     COMMON            247025109       6722900               181700
E M C CORP MASS                        COMMON            268648102       4488000                81600
ELECTRONIC DATA SYSTEM                 COMMON            285661104       1857300                32800
ENRON OIL & GAS CO                     COMMON            293562104      22519519              1112075
EQUIFAX INC                            COMMON            294429105      45686245              1280175
FANNIE MAE                             COMMON            313586109     106089506              1554425
FIFTH THIRD BANCORP                    COMMON            316773100      54292502               815662
GATEWAY INC                            COMMON            367626108       2138063                36200




                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
AT&T CORP                           1005500                               1005500
ALBERTSONS INC                        98700                                 98700
AMERICA ONLINE  INC DEL               21400                                 21400
AMERICAN INTL GROUP INC              787447                                787447
ANADARKO PETE CORP                  1305094                               1305094
APOLLO GROUP INC                     491200                                491200
AUTOMATIC DATA PROCESS              1175932                               1175932
BARNES & NOBLE INC                   920550                                920550
BAXTER INTERNATIONAL                  76000                                 76000
BED BATH & BEYOND INC               2750250                               2750250
BLYTH INDS INC                       253625                                253625
CARDINAL HEALTH INC                  322325                                322325
CARNIVAL CORP                        688925                                688925
CISCO SYS INC                       4361724                               4361724
CITIGROUP INC                       2813462                               2813462
COMCAST CORP                         728000                                728000
COMPAQ COMPUTER CORP                 112300                                112300
COMPUTER SCIENCES CORP                10400                                 10400
COMPUWARE CORP                        73100                                 73100
DELL COMPUTER CORP                   181700                                181700
E M C CORP MASS                       81600                                 81600
ELECTRONIC DATA SYSTEM                32800                                 32800
ENRON OIL & GAS CO                  1112075                               1112075
EQUIFAX INC                         1280175                               1280175
FANNIE MAE                          1554425                               1554425
FIFTH THIRD BANCORP                  815662                                815662
GATEWAY INC                           36200                                 36200



                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 6/30/99


                                                        Item 3:         Item 4:              Item 5:
           Item 1:                    Item 2:            CUSIP        Fair Market           Shares of
        Name of Issuer             Title of Class        Number          Value           Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
GENERAL ELEC CO                        COMMON            369604103     118257325              1046525
GENERAL INSTR CORP DEL                 COMMON            370120107        556750                13100
GUIDANT CORP                           COMMON            401698105      90727703              1774625
HEALTHSOUTH CORP                       COMMON            421924101      43401903              2917775
HEALTH MGMT ASSOC INC NE               COMMON            421933102       6989344               621275
HEWLETT PACKARD CO                     COMMON            428236103       6572700                65400
HOME DEPOT INC                         COMMON            437076102     114006498              1769257
INTEL CORP                             COMMON            458140100     139414450              2343100
INTERNATIONAL BUSINESS M               COMMON            459200101      14837900               114800
KOHLS CORP                             COMMON            500255104      63400734               824725
KROGER CO                              COMMON            501044101       5051100               180800
LUCENT TECHNOLOGIES INC                COMMON            549463107      12206188               181000
MCI WORLDCOM INC                       COMMON            55268B106     145355259              1688950
MAXIM INTEGRATED PRODS                 COMMON            57772K101     100770775              1515350
MEDIAONE GROUP INC                     COMMON            58440J104       6225188                83700
MICROSOFT CORP                         COMMON            594918104     108454978              1202550
MOTOROLA INC                           COMMON            620076109       3723675                39300
NORTEL NETWORKS CORP                   COMMON            656569100     142973677              1646925
ORACLE CORP                            COMMON            68389X105       2388994                64350
PE CORP-PE BIO SYS GRP                 COMMON            69332S102       1767150                15400
PFIZER INC                             COMMON            717081103      87494300               802700
RALSTON PURINA CO                      COMMON            751277302       4376913               143800
RAYTHEON CO                            COMMON            755111408       1755450                24900
ROBERT HALF INTL INC                   COMMON            770323103       6097558               236225
SCHLUMBERGER LTD                       COMMON            806857108      92896180              1458625
SHARED MED SYS CORP                    COMMON            819486101       1924875                29500
STAPLES INC                            COMMON            855030102     148670899              4805524




                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
GENERAL ELEC CO                     1046525                               1046525
GENERAL INSTR CORP DEL                13100                                 13100
GUIDANT CORP                        1774625                               1774625
HEALTHSOUTH CORP                    2917775                               2917775
HEALTH MGMT ASSOC INC NE             621275                                621275
HEWLETT PACKARD CO                    65400                                 65400
HOME DEPOT INC                      1769257                               1769257
INTEL CORP                          2343100                               2343100
INTERNATIONAL BUSINESS M             114800                                114800
KOHLS CORP                           824725                                824725
KROGER CO                            180800                                180800
LUCENT TECHNOLOGIES INC              181000                                181000
MCI WORLDCOM INC                    1688950                               1688950
MAXIM INTEGRATED PRODS              1515350                               1515350
MEDIAONE GROUP INC                    83700                                 83700
MICROSOFT CORP                      1202550                               1202550
MOTOROLA INC                          39300                                 39300
NORTEL NETWORKS CORP                1646925                               1646925
ORACLE CORP                           64350                                 64350
PE CORP-PE BIO SYS GRP                15400                                 15400
PFIZER INC                           802700                                802700
RALSTON PURINA CO                    143800                                143800
RAYTHEON CO                           24900                                 24900
ROBERT HALF INTL INC                 236225                                236225
SCHLUMBERGER LTD                    1458625                               1458625
SHARED MED SYS CORP                   29500                                 29500
STAPLES INC                         4805524                               4805524



                                Skandia Asset Management (New York), Inc.
                                                 FORM 13F
                                Name of Reporting Manager: Janet L. Early
                                             As of 6/30/99

                                                        Item 3:         Item 4:              Item 5:
           Item 1:                    Item 2:            CUSIP        Fair Market           Shares of
        Name of Issuer             Title of Class        Number          Value           Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
SUN MICROSYSTEMS INC                   COMMON            866810104      52413875               761000
SYSCO CORP                             COMMON            871829107      43901888              1472600
TELLABS INC                            COMMON            879664100      71335866              1055850
TEXAS INSTRS INC                       COMMON            882508104       3643200                25300
WACHOVIA CORP                          COMMON            929771103      73938834               864150
WARNER LAMBERT CO                      COMMON            934488107      74152116              1072725
XEROX CORP                             COMMON            984121103       2840906                48100
YAHOO INC                              COMMON            984332106       2049775                11900
ZIONS BANCORPORATIONS                  COMMON            989701107      53865463               848275
                                                                      ----------             --------
       REPORT TOTALS                                                  3007740619             54860652
                                                                      ==========             ========





                                                                                    Item 7:
                                                Item 6:                             Managers
                                        Investment Discretion                   Voting Authority
                                     ----------------------------         ------------------------------
           Item 1:                   Sole       Shared      Other          Sole       Shared        None
        Name of Issuer                (A)         (B)        (C)            (A)         (B)          (C)
-------------------------------      -----------------------------        ------------------------------
SUN MICROSYSTEMS INC                  761000                                761000
SYSCO CORP                           1472600                               1472600
TELLABS INC                          1055850                               1055850
TEXAS INSTRS INC                       25300                                 25300
WACHOVIA CORP                         864150                                864150
WARNER LAMBERT CO                    1072725                               1072725
XEROX CORP                             48100                                 48100
YAHOO INC                              11900                                 11900
ZIONS BANCORPORATIONS                 848275                                848275
                                    ---------                             --------
      REPORT TOTALS                 54860652                              54860652
                                    ========                              ========

